Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Schedule Of Compensation Cost And Related Income Tax Benefit Under Share-Based Compensation Plans

	Years ended December 31,

(In millions)	2011	2010	2009
Compensation cost	$5.9	$5.3	$9.6
Related income tax benefit	2.1	1.9	3.4

Summary Of Option Activity And Options Outstanding And Exercisable

			Weighted-
			Average
		Weighted-	Remaining
		Average Exercise	Contractual
	Options	Price	Terms (Years)	Total Intrinsic Value
Outstanding, January 1, 2009	2,515,566	$38.42	6.1	$16,301,078
Granted	523,501	37.08
Exercised	(101,903)	18.17
Forfeited	(110,146)	43.08
Expired	(33,542)	20.42

Outstanding, December 31, 2009	2,793,476	38.94	6.0	13,272,319

Granted	283,752	42.12
Exercised	(279,270)	29.17
Forfeited	(114,465)	46.17
Expired	(3,000)	19.24

Outstanding, December 31, 2010	2,680,493	40.01	5.6	17,226,460

Granted	272,785	44.18
Exercised	(120,880)	29.10
Forfeited	(42,837)	42.78
Expired	(5,200)	42.73

Outstanding, December 31, 2011	2,784,361	$40.84	5.1	$5,947,355

Options outstanding and exercisable:
Vested or expected to be vested, December 31,2011	2,758,689	$40.83	5.1	$5,923,768
Fully vested and exercisable, December 31, 2011	2,270,916	40.60	4.4	5,475,610

Weighted-Average Assumptions Used To Determine Fair Value Of Option Grants

	Years ended December 31,

	2011	2010	2009
Dividend yield	1.97%	1.91%	2.10%
Expected stock price volatility	46.24	45.61	39.51
Risk-free interest rate	2.35	2.75	1.83
Expected option lives	5.7years	5.7years	5.4years

Summary Of Activity Of Performance-Based Restricted Shares And Cash Performance Units Outstanding

			Weighted-Average
			Grant Date Fair
	Restricted Shares	Cash Units	Value
Unvested balance, January 1, 2009	36,247	$23,941	$50.15
Granted	--	--
Vested	(15,959)	(10,550)
Forfeited	(20,288)	(13,391)

Unvested balance, December 31, 2009	--	$--	$--

Summary Of Activity Of Performance Shares Outstanding

	Performance Shares	Weighted-Average Grant Date Fair Value

Unvested balance, January 1, 2009	145,722	$47.95
Granted	109,884
Vested	(21,082)
Forfeited	(120,435)

Unvested balance, December 31, 2009	114,089	38.97

Granted	64,790
Vested	(8,027)
Forfeited	(43,194)

Unvested balance, December 31, 2010	127,658	34.99

Granted	116,978
Vested	(6,504)
Forfeited	(47,164)

Unvested balance, December 31, 2011	190,968	44.05

Assumptions Used To Determine The Fair Value Of ESPP Embedded Option

Years ended December 31,

	2011	2010	2009
Dividend yield	1.85-2.11%	1.81-1.93%	1.81-2.70%
Expected stock price volatility	22.03-25.63	28.68-33.93	86.97-98.08
Risk-free interest rate	0.10-0.18	0.15-0.17	0.28-0.31
Expected option lives	0.5years	0.5years	0.5years

Schedule Of Compensation Cost And Related Income Tax Benefit Under Employee Stock Purchase Plans

	Years ended December 31,

(In millions except per share data)	2011	2010	2009
Weighted-average fair value per share for the Company's ESPP offerings	$9.46	$9.92	$12.82
Compensation cost	1.2	1.3	2.9
Related income tax benefit	0.4	0.5	1.0